Consolidated Statements of Income (Loss) and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Income (Loss) and Comprehensive Loss
Revenues	$ 53,490,294	$ 55,263,673	$ 42,283,670
Cost of revenues	43,397,756	44,832,347	37,807,297
Gross Profit	10,092,538	10,431,326	4,476,373
Operating expenses
Selling expenses	278,013	221,364	977,201
General and administrative expenses	5,013,933	8,831,407	955,210
Share based compensation	0	1,840,000	0
Impairment of goodwill and intangible asset	0	0	11,998,606
Research and development expenses	227,829	8,053,400	890,316
Total operating expenses	5,519,775	18,946,171	14,821,333
Income (loss) from operations	4,572,763	(8,514,845)	(10,344,960)
Other income (expenses)
Interest income	208,142	117,735	50,732
Interest expense	(602,037)	(740,400)	(300,125)
Financing interest income	1,400,227	0	0
Rental income from related party	89,039	117,958	0
Gain from sale property to a related party	0	545,874	0
Other income (loss), net	60,031	210,176	(39,530)
Total other (expenses) income	1,155,402	251,343	(288,923)
Income (loss) before income tax	5,728,165	(8,263,502)	(10,633,883)
Income tax provision (benefit)	3,141,969	2,429,480	(611,655)
Net income (loss)	2,586,196	(10,692,982)	(10,022,228)
Less: net loss attributable to noncontrolling interest	(434,873)	(2,334,853)	(3,501,808)
Net income (loss) attributable to common stockholders of Tantech Holdings Ltd	3,021,069	(8,358,129)	(6,520,420)
Net income (loss)	2,586,196	(10,692,982)	(10,022,228)
Other comprehensive income (loss):
Foreign currency translation adjustment	(9,303,340)	2,535,599	5,892,311
Comprehensive loss	(6,717,144)	(8,157,383)	(4,129,917)
Less: Comprehensive loss attributable to noncontrolling interest	(424,337)	(2,363,473)	(3,707,370)
Comprehensive loss attributable to common stockholders of Tantech Holdings Ltd	$ (6,292,807)	$ (5,793,910)	$ (422,547)
Earnings per share basic	$ 3.03	$ (48.35)	$ (52.93)
Earnings per share diluted	$ 3.00	$ (48.35)	$ (52.93)
Weighted average share outstanding basic	996,934	172,864	123,193
Weighted average share outstanding diluted	1,006,169	172,864	123,193